Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2016 and 2017 are as follows:

	2016		2017 (*1)
	(in millions of Won)
Cash	￦	11,960	1,896
Demand deposits and checking accounts		1,312,426	1,259,813
Time deposits		254,888	360,985
Other cash equivalents		868,345	989,836

	￦	2,447,619	2,612,530

(*1)	As of December 31, 2017, cash equivalents amounting to ￦36,302 million of POSCO ENGINEERING & CONSTRUCTION CO., LTD., a subsidiary of the Company, are restricted for use related to the joint account of joint operations and others.